Warrants (Details Narrative) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Dividend yield		0.00%		0.00%	0.00%
Warrant [Member]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Stock based compensation expense	$ 11,610	$ 5,229,589